Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of registered capital
	December 31	December 31
	2023	2022
	Number of shares
Ordinary shares with par value of NIS 0.1	180,000,000	180,000,000

Disclosure of issued capital
	Share capital				Share premium
	As of December 31		As of December 31		As of December 31
	2023	2022	2023	2022	2023	2022
	Number of shares		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Fully paid-up ordinary shares
with par value of NIS 0.1	117,963,310	101,582,902	3,293	2,827	1,028,532	762,516

Disclosure of changes in fully paid-up share capital
Number of shares
Balance as of January 1, 2022	92,510,658

Issuance of shares (1)	8,813,621

Exercise of options by employees	258,623

Balance as of December 31, 2022	101,582,902

Issuance of shares (2)	16,042,935

Exercise of options by employees	337,473

Balance as of December 31, 2023	117,963,310

(1)
On March 6, 2022, the Company completed an issuance of 30,443,900 ordinary Company shares, with a par value of NIS 0.1 each. The total (gross) consideration amounted to approximately NIS 228.9 million (USD 70.6 million).

On August 16, 2022, the Company completed an issuance of 57,692,308 ordinary Company shares with a par value of NIS 0.1 each, at a price of NIS 7.8 per share. The total consideration for the shares amounted to approximately NIS 450 million (USD 137.5 million).

(2)	On February 14, 2023, the Company completed an Initial Public Offering of 14,000,000 ordinary shares at USD 18 per share, on the Nasdaq Global Select Market (the: “Nasdaq IPO”).